Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Income Tax Benefit

The income tax provision consists of the following components:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current income tax expense
PRC	8,281	7,395	93
U.S.	—	(1,026)	—
Total current income tax expense	8,281	6,369	93
Deferred income tax expense	—	—	—
Total income tax expense
PRC	8,281	7,395	93
U.S.	—	(1,026)	—
Total	8,281	6,369	93

Schedule of Deferred Tax Assets

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax assets were as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Deferred tax assets:
Allowance for credit losses	1,242	1,509
Impairment loss on long-lived assets and long-term prepaid expenses	18,601	17,978
Impairment loss on long-term investments	1,036	—
Accrued liabilities	2,155	1,705
Deductible temporary difference related to advertising expenses	2	6
Net operating loss carrying forwards	23,967	15,565
Total deferred tax assets	47,003	36,763
Less: valuation allowance	(47,003)	(36,763)
Deferred tax assets, net	—	—

Schedule of Net Change Valuation Allowance of Deferred Tax Assets

Net change in the valuation allowance of deferred tax assets are summarized as follows:

RMB
Net change of valuation allowance of deferred tax assets
Balance as of December 31, 2023	399,929
Additions-change to tax expense	79,368
NOL Reductions / expirations	(432,294)
Balance as of December 31, 2024	47,003
Additions-change to tax expense	1,536
Decrease-change to tax expense	(3,274)
Addition due to acquisition	1,501
NOL Reductions / expirations	(10,003)
Balance as of December 31, 2025	36,763

Schedule of Income Taxes Paid by Jurisdiction

The components of (loss) profit before income taxes are summarized as follows:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
PRC	(29,001)	(115,268)	(24,830)
Cayman Islands	(13,416)	30,210	(84,015)
BVI	49,082	5,380	41,154
Hong Kong	(8,657)	16,655	31,212
Singapore	(1,372)	(1,164)	—
Total	(3,364)	(64,187)	(36,479)

Schedule of Effective Tax Rate and the Statutory Income Tax Rate

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations was as follow:

	For the years ended December 31,
	2023	2024
	RMB	RMB
Loss before provision for income taxes and before loss from equity method investments	(3,364)	(64,187)
Income tax benefit computed at an applicable tax rate of 25%	(841)	(16,047)
Non-deductible expenses related to share-based compensation	6,431	2,833
Non-deductible expenses on debt waive for the dissolved HK subsidiaries	18,868	—
Non-taxable gain related to disposal gain on subsidiaries	(28,198)	—
Non-taxable gain on dissolution of HK subsidiaries	(23,071)	—
Effect of other non-deductible items	5,136	403
Effect of preferential tax rate	(30,497)	2,328
Effect of income tax rate difference in other jurisdictions	(2,054)	(11,594)
Effect of change in tax rate	18,907	—
Prior year true up	(41,372)	(50,922)
Change in valuation allowance	84,972	79,368
Total	8,281	6,369

Schedule of Statutory Income Tax
	For the years ended December 31, 2025
	RMB	%
Loss before income tax	(36,479)	100.0%
PRC statutory income tax rate	25%	25%
Computed income tax benefit with PRC statutory income tax rate	(9,120)	25.0%
Domestic tax effects
Preferential tax rate	2,085	(5.7)%
Non-deductible expenses related to share-based compensation	751	(2.1)%
Other non-deductible expenses	30	(0.1)%
Changes in valuation allowance	(6,076)	16.7%
Expired NOL	1,148	(3.1)%
NOL decrease due to disposal of subsidiaries	7,289	(20)%
NOL increase due to acquisition	(1,501)	4.1%
Foreign tax effects
Hong Kong
- Statutory tax rate difference between Hong Kong and PRC	(2,653)	7.3%
- Changes in valuation allowances	(2,575)	7.1%
Singapore
- Changes in valuation allowances	(553)	1.5%
- NOL decrease due to disposal of subsidiaries	553	(1.5)%
Cayman Islands
- Statutory tax rate difference between Cayman Islands and PRC	21,004	(57.7)%
BVI
- Statutory tax rate difference between BVI and PRC	(10,289)	28.2%
U.S.
- Changes in valuation allowances	(1,036)	2.8%
- NOL decrease due to disposal of subsidiaries	1,036	(2.8)%
Effective tax rate	93	(0.3)%

Schedule of Income Taxes Paid by Jurisdiction	Income taxes paid by jurisdiction are as follows:
	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
PRC	58	—	93
Total	58	—	93